OTHER CURRENT LIABILITIES - Schedule of Other Current Liabilities (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
OTHER CURRENT LIABILITIES
Payable for purchase of property, plant and equipment	$ 22,810,701	$ 36,680,431
Payables associated with finance lease-current portion, Note 11(c)	0	5,004,187
Payables associated with failed sale-lease back-current portion, Note 11(c)	0	7,275,464
Interest Payable	1,009,090	1,626,010
Other tax payables	206,591	141,317
Accrued EPC warranty liabilities	183,941	186,553
Others	2,953,012	1,834,945
Other current liabilities	$ 27,163,335	$ 52,748,907